Segment Information and Sales to Significant Customers - Summary of Revenue by Nature of Activities (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 1,166,504	$ 1,160,290	$ 1,145,271	$ 1,104,632	$ 1,087,309	$ 1,066,254	$ 1,048,734	$ 1,086,343	$ 4,576,697	$ 4,288,640	$ 4,169,039
Managed services arrangements [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									2,755,486	2,546,330	2,398,691
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									$ 1,821,211	$ 1,742,310	$ 1,770,348